Troubled Debt Restructuring (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications
Recorded Investment	$ 0	$ 0
Real Estate
Financing Receivable, Modifications
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		66,000
Post-Modification Outstanding Recorded Investment		72,000
Number of Contracts		1
Recorded Investment		68,000
Real Estate | Residential
Financing Receivable, Modifications
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		66,000
Post-Modification Outstanding Recorded Investment		72,000
Number of Contracts		1
Recorded Investment		$ 68,000